Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:			CSM: Segment Margin (i)
Year (a)	Summary Comp Table Total for PEO (b)(1)	Comp Actually Paid to PEO (c)(2),(3),(4)	Avg. Summary Comp Table for Non-PEO NEOs (d)(1)	Avg. Comp Actually Paid to Non-PEO NEOs (e)(2),(3),(5)	Total Shareholder Return ($)(f)	Peer Group Total Shareholder Return (Composite) (g)	Net Income (in millions) (h)
2022	$25,437,598	$36,729,811	$8,310,085	$11,405,134	$128.62	$126.81	$4,967	21.7%
2021	26,100,120	15,687,973	7,489,516	5,024,129	122.61	134.29	5,610	21.0%
2020	19,075,281	34,603,009	6,138,970	11,366,412	122.97	110.91	4,865	20.4%

Named Executive Officers, Footnote [Text Block]	The CEO and NEOs included in the above compensation columns reflect the following:

Year	CEO	NEOs
2022	Darius Adamczyk	Gregory P. Lewis, Anne T. Madden, Vimal Kapur, Lucian Boldea
2021	Darius Adamczyk	Gregory P. Lewis, Anne T. Madden, Que Thanh Dallara, Michael R. Madsen
2020	Darius Adamczyk	Gregory P. Lewis, Anne T. Madden, Rajeev Gautam, John F. Waldron

PEO Total Compensation Amount	$ 25,437,598	$ 26,100,120	$ 19,075,281
PEO Actually Paid Compensation Amount	$ 36,729,811	15,687,973	34,603,009
Adjustment To PEO Compensation, Footnote [Text Block]	Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (1) for RSU awards, including reinvested dividend equivalent units, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for PSU awards (excluding TSR portion of the PSU award), the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the forecasted performance factor as of each such date, and include reinvested dividend equivalent units, (3) for the TSR-based portion of the PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and performance factor, and (4) for stock options, the fair value calculated by a Black-Scholes model as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing stock price on the applicable revaluation date as the current market price, and in all cases based on volatility, dividend rates and risk free rates determined as of the revaluation date.(3)For the portion of "Compensation Actually Paid" that is based on year-end stock prices, the following prices were used: for 2022: $214.30 (2.8% increase from prior year), for 2021: $208.51 (2.0% decrease from prior year), and for 2020: $212.70 (20.2% increase from prior year).The dollar amounts reported for Mr. Adamczyk under “Compensation Actually Paid” represent the amount of “compensation actually paid” to Mr. Adamczyk, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Adamczyk during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Adamczyk’s total compensation for each year to determine the compensation actually paid:

	PEO ($)
	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$25,437,598	$26,100,120	$19,075,281
Less, Value of Stock & Option Awards Reported in SCT	(18,994,812)	(19,734,739)	(14,012,084)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(757,453)	(608,232)	(810,840)
Plus, Pension Service Cost	189,227	337,104	302,024
Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	22,196,690	14,602,954	22,994,843
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	9,053,140	(1,770,930)	11,314,396
Plus, FMV of Awards Granted this Year and that Vested this Year	-	-	-
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(394,579)	(3,238,305)	(4,260,611)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	-	-	-
Total Adjustments	11,292,213	(10,412,147)	15,527,728
"Compensation Actually Paid" to PEO	$36,729,811	$15,687,973	$34,603,009

Non-PEO NEO Average Total Compensation Amount	$ 8,310,085	7,489,516	6,138,970
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,405,134	5,024,129	11,366,412
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (1) for RSU awards, including reinvested dividend equivalent units, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for PSU awards (excluding TSR portion of the PSU award), the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the forecasted performance factor as of each such date, and include reinvested dividend equivalent units, (3) for the TSR-based portion of the PSU awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and performance factor, and (4) for stock options, the fair value calculated by a Black-Scholes model as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing stock price on the applicable revaluation date as the current market price, and in all cases based on volatility, dividend rates and risk free rates determined as of the revaluation date.(3)For the portion of "Compensation Actually Paid" that is based on year-end stock prices, the following prices were used: for 2022: $214.30 (2.8% increase from prior year), for 2021: $208.51 (2.0% decrease from prior year), and for 2020: $212.70 (20.2% increase from prior year).The dollar amounts reported under Average Compensation Actually Paid for non-PEO NEOs represent the average amount of "compensation actually paid" to the NEOs as a group (excluding the CEO), as computed in accordance with Items 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs' total compensation for each year to determine the compensation actually paid:

	NEO Average ($)
	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$8,310,085	$7,489,516	$6,138,970
Less, Value of Stock & Option Awards Reported in SCT	(6,206,612)	(5,394,884)	(4,077,093)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(257,602)	(151,402)	(327,288)
Plus, Pension Service Cost	44,745	82,389	92,707
Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	7,905,172	3,998,779	6,691,235
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	1,771,263	(475,089)	3,704,102
Plus, FMV of Awards Granted this Year and that Vested this Year	-	-	-
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(161,917)	(525,181)	(856,220)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	-	-	-
Total Adjustments	3,095,050	(2,465,387)	5,227,443
Average "Compensation Actually Paid" to Non-PEO NEOs	$11,405,134	$5,024,129	$11,366,412

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP versus TSR
As shown in the chart below, the CEO's and average non-PEO NEOs' CAP values are reasonably aligned with Honeywell's TSR. This is primarily due to the Honeywell’s use of Performance Shares (PSUs), NQSOs and Restricted Stock Units (RSUs), which are tied directly to stock price and the Company’s financial performance.
CAP vs HONEYWELL TSR

Compensation Actually Paid vs. Net Income [Text Block]	CAP versus Net Income
The charts below reflect the relationship between the CEO and Average NEO CAP and Honeywell’s GAAP net income. The Company does not use net income to determine compensation levels, incentive plan payouts, or as a metric in our long-term incentive plans. Since long-term incentives comprise the largest portion of our NEOsʼ pay, and CAP values include multiple years of LTI awards, and only one year of annual incentives, the relationship between CAP and net income is less evident.
CAP vs NET INCOME

Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP versus Segment Margin
The chart below reflects the relationship between the CEO CAP and Average NEO CAP and Honeywell’s Segment Margin for the applicable reporting year. We consider segment margin to be the most important financial measure used to link pay to performance in 2022 due to the strong correlation with long-term share price growth.
CAP vs SEGMENT MARGIN

Total Shareholder Return Vs Peer Group [Text Block]	TSR: Company versus Peer Group
As shown in the chart below, the Company’s 3-year cumulative TSR is higher than the companies included in our industry index, Nasdaq Industrial Select Sector Index (XLI) reflecting strong out performance in 2022.
TOTAL SHAREHOLDER RETURN: HONEYWELL vs XLI

Tabular List [Table Text Block]

Most Important Financial Metrics
Adjusted Earnings Per Share
Average Segment Margin
Free Cash Flow
Cumulative Revenue
Average Return on Investment
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 128.62	122.61	122.97
Peer Group Total Shareholder Return Amount	126.81	134.29	110.91
Net Income (Loss)	$ 4,967,000,000	$ 5,610,000,000	$ 4,865,000,000
Company Selected Measure Amount	0.217	0.210	0.204
PEO Name	Darius Adamczyk	Darius Adamczyk	Darius Adamczyk
Additional 402(v) Disclosure [Text Block]
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information regarding executive pay and performance. The table below shows pay both as reported in the Summary Compensation Table (Summary Comp Table Total) for the applicable fiscal year and as “compensation actually paid” (CAP) for our principal executive officer (PEO) and as an average of all of our other named executive officers (Non-PEO NEOs) for the applicable fiscal year. Both Summary Comp Table Total pay and CAP are calculated in accordance with the requirements of Regulation S-K and may differ substantially from the manner in which the MDCC makes executive compensation decisions, which is described in the Compensation Discussion and Analysis beginning on page 57.
The table below also shows (i) Honeywell’s cumulative total shareholder return (TSR), (ii) the TSR of the Nasdaq Industrial Select Sector Index (XLI), which we have used as our peer group for purposes of this table, (iii) Honeywell’s net income for the applicable fiscal year, and (iv) Honeywell’s performance with respect to a company-selected measure (CSM), which in our assessment represents the single most important financial performance metric used to link compensation actually paid to our NEOs for the most recently completed fiscal year to Honeywell’s performance. We selected Segment Margin as the CSM for the 2022 fiscal year.
	The six items listed below represent the most important financial performance metrics we used to determine CAP for FY2022 as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled "Annual Incentive Compensation Plan Decisions" and "Long-Term Incentive Compensation Decisions."The graphs below illustrate the relationships between, respectively, our TSR and the TSR of our peer group, CAP and our TSR, CAP and our net income, and CAP and the CSM (Segment Margin).
Stock Price | $ / shares	$ 214.30	$ 208.51	$ 212.70
Increase (Decrease) in Stock Price	2.80%	(2.00%)	20.20%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Average Segment Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative Revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Average Return on Investment
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 18,994,812	$ 19,734,739	$ 14,012,084
PEO [Member] | Change in Pension Value and Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	757,453	608,232	810,840
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	189,227	337,104	302,024
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,196,690	14,602,954	22,994,843
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,053,140	(1,770,930)	11,314,396
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(394,579)	(3,238,305)	(4,260,611)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,292,213	(10,412,147)	15,527,728
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,206,612	5,394,884	4,077,093
Non-PEO NEO [Member] | Change in Pension Value and Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	257,602	151,402	327,288
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	44,745	82,389	92,707
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,905,172	3,998,779	6,691,235
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,771,263	(475,089)	3,704,102
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(161,917)	(525,181)	(856,220)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,095,050	$ (2,465,387)	$ 5,227,443